Share capital of the Company	12 Months Ended
Dec. 31, 2020
Share capital of the Company
Share capital of the Company

24 Share capital

		Allotted, called-up and fully paid
	2020	2019	2018
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	328	328	317
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	328	328	317

The Redeemable Preference Shares carry limited class voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2020	2019	2018
At 1 January	1,312,137,976	1,267,039,436	1,266,221,605
Issue of shares (share placing)	–	44,386,214	–
Issue of shares (share schemes)	530,748	712,326	817,831
At 31 December	1,312,668,724	1,312,137,976	1,267,039,436

Share repurchases

No Ordinary Shares were repurchased by the Company in 2020 (2019: nil; 2018: nil).

Shares held by subsidiaries

No shares in the Company were held by subsidiaries in any year.